Description of Organization and Business Operations (Details)				1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 21, 2021 USD ($) $ / shares shares	Feb. 09, 2021 USD ($) $ / shares shares	Nov. 23, 2020	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares				$ 0.00001	$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Weighted Average Number of Shares | shares					2,064,000		1,531,000		1,990,000	1,372,000	1,550,000	921,000
Earnings Per Share, Basic and Diluted | $ / shares					$ (4.87)		$ (6.82)		$ (9.71)	$ (12.92)	$ (23,940)	$ (36,340)
Temporary Equity, Carrying Amount, Attributable to Parent				$ 111,432,000	$ 146,225,000			$ (44,429,000)	$ 146,225,000		$ 111,432,000
Stock Issued During Period, Value, Conversion of Units											(10,455,000)
Net Income (Loss) Available to Common Stockholders											(37,109,000)	$ (33,469,000)
Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent								$ 1,104,000
Stock Issued During Period, Value, Conversion of Units											$ (7,247,000)
Revision of Prior Period, Adjustment [Member]
Subsidiary, Sale of Stock [Line Items]
Weighted Average Number of Shares | shares											1,550	921
Earnings Per Share, Basic and Diluted | $ / shares											$ (23.94)	$ (36.34)
Net Income (Loss) Available to Common Stockholders												$ (33,469,000)
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Units												7,247,000
Dividends												$ 3,208,000
Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Weighted Average Number of Shares | shares											1,760	784
Earnings Per Share, Basic and Diluted | $ / shares											$ (21.08)	$ (38.60)
Net Income (Loss) Available to Common Stockholders												$ (30,261,000)
Fifth Wall Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of shares in initial public offering, gross (in shares) | shares				957,500
Shares Issued, Price Per Share | $ / shares				$ 10.00	$ 10.00				$ 10.00		$ 10.00
Proceeds from Issuance Initial Public Offering		$ 34,500,000							$ 345,000,000
Condition for future business combination number of businesses minimum			1
Condition for future business combination use of proceeds percentage				80					80
Condition for future business combination threshold Percentage Ownership				50					50
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001	$ 5,000,001				$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent				15					15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%					100.00%
Redemption period upon closure				24 months					24 months
Threshold business days for redemption of public shares				10 days					10 days
Maximum Allowed Dissolution Expenses				$ 100,000					$ 100,000
Common shares, par value, (per share) | $ / shares				$ 0.0001							$ 0.0001
Working Capital									562,000
Operating bank accounts									$ 655,000
Sale of private placement shares to Sponsor in private placement						$ (19,846,579)
Weighted Average Number of Shares | shares					9,672,500				9,204,392
Earnings Per Share, Basic and Diluted | $ / shares					$ (0.31)				$ (0.35)
Temporary Equity, Carrying Amount, Attributable to Parent					$ 327,380,370				$ 327,380,370
Net Income (Loss) Available to Common Stockholders					(3,013,721)				(3,266,527)
Fifth Wall Acquisition Corp [Member] | Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement shares to Sponsor in private placement						$ (19,846,579)
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Weighted Average Number of Shares | shares												210
Earnings Per Share, Basic and Diluted | $ / shares												$ 2.86
Minimum [Member] | Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Net Income (Loss) Available to Common Stockholders												$ 30,261,000
Minimum [Member] | Revision of Prior Period, Adjustment [Member]
Subsidiary, Sale of Stock [Line Items]
Earnings Per Share, Basic and Diluted | $ / shares											$ 23.94
Minimum [Member] | Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Weighted Average Number of Shares | shares											1,760	784
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Weighted Average Number of Shares | shares												137
Earnings Per Share, Basic and Diluted | $ / shares												$ 2.26
Maximum [Member] | Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Net Income (Loss) Available to Common Stockholders												$ 33,469,000
Maximum [Member] | Revision of Prior Period, Adjustment [Member]
Subsidiary, Sale of Stock [Line Items]
Weighted Average Number of Shares | shares											1,550	921
Earnings Per Share, Basic and Diluted | $ / shares												$ 36.34
Maximum [Member] | Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Earnings Per Share, Basic and Diluted | $ / shares											$ 21.08	$ 38.60
Private Placement Warrants [Member] | Fifth Wall Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of shares in initial public offering, gross (in shares) | shares				957,500
Shares Issued, Price Per Share | $ / shares				$ 10.00							10.00
Subscription agreement | Fifth Wall Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	15,500,000
Shares Issued, Price Per Share | $ / shares	$ 10
Sale of private placement shares to Sponsor in private placement	$ 155,000,000
Founder Shares | Fifth Wall Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement shares to Sponsor in private placement									25,000
Advances due to related party					$ 118,000				$ 118,000
Class A Common Stock [Member] | Fifth Wall Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of shares in initial public offering, gross (in shares) | shares						34,500,000
Common shares, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001
Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares								4,317,000			5,516,000	3,576,000
Sale of private placement shares to Sponsor in private placement								$ 44,950,000			$ 57,439,000	$ 22,166,000
Temporary Equity, Carrying Amount, Attributable to Parent				$ 111,432,000	$ 146,225,000	$ 111,432,000	$ 111,432,000	$ 98,943,000	$ 146,225,000	$ 111,432,000	111,432,000	46,206,000		$ 10,752,000
Stock Issued During Period, Value, Conversion of Units											10,455,000
Convertible Preferred Stock [Member] | Revision of Prior Period, Adjustment [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent				111,432,000							111,432,000	46,206,000
Convertible Preferred Stock [Member] | Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent													$ 1,005,000
Convertible Preferred Stock [Member] | Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent				$ 99,972,000							$ 99,972,000	$ 34,746,000		$ 9,747,000
Initial Public Offering | Fifth Wall Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of shares in initial public offering, gross (in shares) | shares				30,000,000
Deferred underwriting fee payable		$ 12,100,000
Number of shares issued | shares		34,500,000		30,000,000
Shares Issued, Price Per Share | $ / shares		$ 10.00		$ 10.00							$ 10.00
Proceeds from Issuance Initial Public Offering		$ 345,000,000.0
Initial redemption price per share | $ / shares | $ / shares				10.00					$ 10.00
Transaction Costs		$ 19,800,000
Common shares, par value, (per share) | $ / shares				$ 0.0001							0.0001
Private Placement | Fifth Wall Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of shares in initial public offering, gross (in shares) | shares				1,047,500					1,047,500
Number of shares issued | shares		1,047,500
Shares Issued, Price Per Share | $ / shares				$ 10.00	$ 10.00				$ 10.00		$ 10.00
Proceeds from Issuance Initial Public Offering		$ 10,500,000
Price of warrant | $ / shares		$ 10.00
Over-allotment option | Fifth Wall Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of shares in initial public offering, gross (in shares) | shares		4,500,000
Number of shares issued | shares				4,500,000
Shares Issued, Price Per Share | $ / shares		$ 10.00
Over-allotment option | Sponsor | Fifth Wall Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares				34,500,000
Over-allotment option | Class A Common Stock [Member] | Fifth Wall Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares				1,047,500